FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: March 31, 2006

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                   Name:  Atlantic Investment Management, Inc.

            Address:  666 Fifth Avenue, 34th Floor, New York, NY 10103
           ------------------------------------------------------------



                         Form 13F File Number: 028-06437
                         -------------------------------

             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alexander J. Roepers
         -----------------------

Title:   President
         -----------------------

Phone:   212-484-5050
         -----------------------

Signature, Place, and Date of Signing:

/s/ Alexander J. Roepers                 New York, NY            May 15, 2006
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F Summary Page

                                 Report Summary


Number of Other Included Managers:        None

Form 13F Information Table Entry Total:   16

Form 13F Information Table Value Total:   $ 1,833,134  (thousands)

List of Other Included Managers:          None






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
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                                             FORM 13F INFORMATION TABLE


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    Column 1                       Column 2   Column 3   Column 4       Column 5         Column 6    Column 7         Column 8

                                   Title of    CUSIP      Value    Shares or  SH/ Put/  Investment   Other        Voting Authority
  Name of Issuer                    Class               (x$1000)   Prin. Amt. PRN Call  Discretion   Managers  Sole    Shared   None
------------------------------------------------------------------------------------------------------------------------------------
BLACK & DECKER CORP                COM         091797100   348,428    4,010,000 SH         Sole                 4,010,000
DEL MONTE FOODS CO                 COM         24522P103   163,668   13,800,000 SH         Sole                13,800,000
EATON CORP                         COM         278058102   380,545    5,215,100 SH         Sole                 5,215,100
GOODRICH CORP                      COM         382388106    26,166      600,000 SH         Sole                   600,000
HOVNANIAN ENTERPRISES INC          CL A        442487203     8,786      200,000 SH         Sole                   200,000
INGERSOLL-RAND COMPANY LTD         CL A        G4776G101    12,537      300,000 SH         Sole                   300,000
KENNEMETAL INC                     COM         489170100    53,570      876,200 SH         Sole                   876,200
LINCOLN ELEC HLDGS INC             COM         533900106    16,388      303,545 SH         Sole                   303,545
NEW YORK TIMES CO                  CL A        650111107    52,642    2,079,900 SH         Sole                 2,079,900
OWENS ILL INC                      COM NEW     690768403    53,847    3,100,000 SH         Sole                 3,100,000
PARKER HANNIFIN CORP               COM         701094104    40,305      500,000 SH         Sole                   500,000
PPG INDS INC                       COM         693506107    49,413      780,000 SH         Sole                   780,000
DONNELLEY RR & SONS CO             COM         257867101   361,556   11,050,000 SH         Sole                11,050,000
SONOCO PRODS CO                    COM         835495102   203,761    6,016,000 SH         Sole                 6,016,000
SPX CORP                           COM         784635104    37,281      697,900 SH         Sole                   697,900
TOLL BROTHERS INC                  COM         889478103    24,241      700,000 SH         Sole                   700,000
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